COVER	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	false
Entity Registrant Name	Trebia Acquisition Corp.
Entity Central Index Key	0001805833
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Small Business	true
Entity Emerging Growth Company	true